Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Natixis Funds Prospectus and Statement of Additional
Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Growth Fund
Effective immediately, the following disclosure within “Portfolio Holdings” of “More About Goals and Strategies” sub‑section within the “Investment Goals, Strategies and Risks” section within the Fund’s Prospectus is hereby amended and restated as follows:
A description of each Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.
A “snapshot” of each Fund’s investments may be found in its filing on Form N‑CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, is available on the Funds’ website at www.im.natixis.com/us/fund-documents (in the “Holdings” column, select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Funds’ website at www.im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).

Loomis Sayles Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Natixis Funds Prospectus and Statement of Additional
Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Growth Fund
Effective immediately, the following disclosure within “Portfolio Holdings” of “More About Goals and Strategies” sub‑section within the “Investment Goals, Strategies and Risks” section within the Fund’s Prospectus is hereby amended and restated as follows:
A description of each Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.
A “snapshot” of each Fund’s investments may be found in its filing on Form N‑CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, is available on the Funds’ website at www.im.natixis.com/us/fund-documents (in the “Holdings” column, select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Funds’ website at www.im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).